Equity Method Investment and Related Party Transaction (Details) - USD ($)	Oct. 07, 2019	Mar. 31, 2020	Jun. 30, 2019
Equity Method Investment and Related Party Transaction (Textual)
Carrying value of our initial investment		$ 250,000
Zol Solutions, Inc. [Member]
Equity Method Investment and Related Party Transaction (Textual)
Preferred stock purchased shares	203,000
Preferred stock purchased share value	$ 250,000
Convertible into shares of common stock per share	$ 1.232
Carrying value of our initial investment		$ 250,000